Finance cost - net - Summary of Detailed Information about Net Finance Cost (Detail) - EUR (€) € in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance income
- Net foreign exchange gains	€ 0	€ 715	€ 5,354	€ 2,379
- Interest income	161	35	121	7	€ 32
Total finance income	161	750	5,475	2,386	32
Finance expenses
- Interest expense on lease liabilities	(3,300)	(3,511)	(6,658)	(5,586)	(7,730)
- Interest expense on borrowings	(5,244)	(5,034)	(12,438)	(5,357)	(3,478)
- Net foreign exchange losses	(3,455)	0	0		(1,289)
- Other	(132)	(285)	(935)	(756)	(524)
Total finance expenses	(12,131)	(8,830)	(20,031)	(11,699)	(13,021)
Total finance costs - net	€ (11,970)	€ (8,080)	€ (14,556)	€ (9,313)	€ (12,989)